CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value

Communications - 20.3%
Alphabet, Inc. - Class A	82,340	$14,510,778
AppLovin Corporation - Class A (a)	42,710	14,951,917
Booking Holdings, Inc.	3,210	18,583,460
Meta Platforms, Inc. - Class A	26,040	19,219,864
Netflix, Inc. (a)	14,030	18,787,994
Pinterest, Inc. - Class A (a)	258,330	9,263,714
Walt Disney Company (The)	90,000	11,160,900
		106,478,627
Consumer Discretionary - 7.8%
eBay, Inc.	152,070	11,323,132
Hasbro, Inc.	178,100	13,147,342
Light & Wonder, Inc. (a)	57,660	5,550,352
TJX Companies, Inc. (The)	86,010	10,621,375
		40,642,201
Consumer Staples - 3.7%
Costco Wholesale Corporation	19,320	19,125,641

Energy - 2.2%
Exxon Mobil Corporation	61,120	6,588,736
Marathon Petroleum Corporation	29,500	4,900,245
		11,488,981
Financials - 14.0%
American Express Company	51,000	16,267,980
Arch Capital Group Ltd. (a)	135,510	12,338,186
Cboe Global Markets, Inc.	48,440	11,296,692
Charles Schwab Corporation (The)	122,150	11,144,966
JPMorgan Chase & Company	46,560	13,498,210
Progressive Corporation (The)	33,770	9,011,862
		73,557,896
Health Care - 9.3%
Johnson & Johnson	47,850	7,309,088
McKesson Corporation	19,740	14,465,076
Medpace Holdings, Inc. (a)	31,652	9,934,297
Vertex Pharmaceuticals, Inc. (a)	18,000	8,013,600
Waters Corporation (a)	25,300	8,830,712
SCHEDULE OF INVESTMENTS		48,552,773
Industrials - 7.9%
Comfort Systems USA, Inc.	21,200	11,367,652
Hubbell, Inc.	28,200	11,517,162
Parker-Hannifin Corporation	26,310	18,376,746
		41,261,560

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value

Technology - 31.2%
Adobe, Inc. (a)	19,960	$7,722,125
Apple, Inc.	88,278	18,111,998
Arista Networks, Inc. (a)	122,130	12,495,120
Broadcom, Inc.	77,860	21,462,108
Cadence Design Systems, Inc. (a)	40,590	12,507,809
ExlService Holdings, Inc. (a)	169,080	7,404,013
KLA Corporation	21,020	18,828,455
Marvell Technology, Inc.	145,100	11,230,740
Microsoft Corporation	50,120	24,930,188
Okta, Inc. (a)	89,700	8,967,309
Veeva Systems, Inc. - Class A (a)	34,540	9,946,829
Workday, Inc. - Class A (a)	42,620	10,228,800
		163,835,494

Total Common Stocks (Cost $310,291,450)		504,943,173

MONEY MARKET FUNDS - 3.6%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 4.24% (b) (Cost $18,903,264)	18,903,264	18,903,264

Total Investments at Value - 100.0% (Cost $329,194,714)		$ 523,846,437

Liabilities in Excess of Other Assets - (0.0%) (c)		(95,375)

Net Assets - 100.0%		$ 523,751,062

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.
(c)	Percentage rounds to greater than (0.1%).